Movement of Allowance for Doubtful Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at end of the year	$ 6,128	$ 4,646
Allowance for Doubtful Accounts, Current
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of the year	7,796	9,394	13,133
Charge to expenses	37	582	10,386
Reversal	(356)	(2,188)	(130)
Written-off	(6,949)		(14,511)
Exchange difference	15	8	516
Balance at end of the year	$ 543	$ 7,796	$ 9,394